INCOME TAX AND DEFERRED TAX ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAX AND DEFERRED TAX ASSETS
Schedule of deferred tax assets

	2021	2020
Deferred tax items
Accounts receivable, net	$19,115	$3,869
Accrued expenses	—	27,860
Net operating loss - UK	3,305	—
Valuation allowance	(7,038)	(6,839)
Deferred tax assets, net	$15,382	$24,890

Schedule of provision for income taxes

	2021	2020	2019
Current	$—	$22,720	$206
Deferred tax adjustment	9,963	10,180	101,166
Total income tax	$9,963	$32,900	$101,372

Schedule of reconciliation of the statutory income tax rate and the effective income tax rate

China	2021	2020	2019
Hong Kong statutory income tax rate	16.50%	16.50%	16.50%
Valuation allowance recognized with respect to the loss in Hong Kong Company	-16.50%	-16.50%	-16.50%
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of income tax exemptions and reliefs in the PRC companies	-25.00%	-17.33%	0.00%
Effect of valuation and deferred tax adjustments	-0.66%	2.89%	-24.90%
Effective rate	-0.66%	10.56%	0.10%

United Kingdom
UK statutory income tax rate	19.00%
Valuation allowance recognized with respect to the loss in UK	-10.86%
Effect of valuation and deferred tax adjustments	0.00%
Effective rate	8.14%